Supplementary information on oil and gas activities (unaudited) - Summary of reconciliation of the Company's reserves (Detail)		12 Months Ended
		Dec. 31, 2023 MMBbls		Dec. 31, 2023 Bcf		Dec. 31, 2023 bbl		Dec. 31, 2022 MMBbls		Dec. 31, 2022 Bcf		Dec. 31, 2022 bbl		Dec. 31, 2021 MMBbls		Dec. 31, 2021 Bcf		Dec. 31, 2021 bbl
Crude Oil Condensate And Natural Gas Liquids [Member] | Proved Reserves [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance		205.1				205.1	[1]	143.3	[2]			143.3	[1],[3]	99.4	[2]
Beginning Balance	[2]	68.3						48.2						37.6
Revisions of previous estimates		(8.2)	[3],[4]					9.1	[5]					3.8	[2],[6]
Extension and discoveries		86.5	[3],[7]					65.4	[8]					53.5	[3],[9]
Purchases of onsite proved reserves		(5.4)	[2],[10]					2	[11]					(2.2)	[3],[12]
Production for the year		(15.7)	[3],[13]					(14.6)						(11.2)	[3],[13]
Ending Balance	[2]	71						68.3						48.2
Ending Balance						262.3	[1],[2],[3]	205.1				205.1	[1]	143.3	[2]			143.3	[1],[3]
Crude Oil Condensate And Natural Gas Liquids [Member] | Proved Reserves [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	[2]													0.2
Beginning Balance | bbl						2.9	[3]					3.3	[1],[2]
Revisions of previous estimates		4.6	[3],[14]											1.5	[2],[15]
Purchases of onsite proved reserves	[2],[16]													1.7
Production for the year	[17]	(0.2)	[3]											(0.1)	[2]
Ending Balance | bbl						7.3	[1],[3]					2.9	[3]					3.3	[1],[2]
Crude Oil Condensate And Natural Gas Liquids [Member] | Proved Reserves [Member] | Parent Company [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | bbl						2.9						3.3
Revisions of previous estimates								(0.3)
Production for the year								(0.2)
Ending Balance | bbl												2.9						3.3
Consumption Plus Natural Gas Sales In BCF [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Purchases of onsite proved reserves | Bcf																1.9
Consumption Plus Natural Gas Sales In BCF [Member] | Proved Reserves [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance						238.9	[1],[18],[19]			190.2		190.2	[1],[18],[20]			160		160	[20]
Beginning Balance | Bcf				99.2						90.8						86.1
Revisions of previous estimates | Bcf				(27.8)	[4],[19]					0.9	[5],[18]					(5.4)	[6],[20]
Extension and discoveries | Bcf				65.5	[7],[19]					62	[8],[18]					53.7	[9],[20]
Purchases of onsite proved reserves | Bcf				(2.6)	[10],[19]					2	[11],[18]					(1.9)	[12],[20]
Production for the year | Bcf				(15.1)	[13],[19]					(16.3)	[18]					(16.2)	[13],[20]
Ending Balance | Bcf				85.5						99.2						90.8
Ending Balance						258.8	[1],[19]					238.9	[1],[18],[19]			190.2		190.2	[1],[18],[20]
Consumption Plus Natural Gas Sales In BCF [Member] | Proved Reserves [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | Bcf																0.7
Beginning Balance | bbl						6						6.2	[1]
Revisions of previous estimates | Bcf				10	[14]											3	[15]
Purchases of onsite proved reserves | Bcf	[16]															2.4
Production for the year | Bcf	[17]			(0.1)
Ending Balance | bbl						15.9	[1]					6						6.2	[1]
Consumption Plus Natural Gas Sales In BCF [Member] | Proved Reserves [Member] | Parent Company [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | bbl						6						6.2
Revisions of previous estimates | Bcf										(0.1)
Production for the year | Bcf										(0.1)
Ending Balance | bbl												6						6.2
Consumption Plus Natural Gas Sales In MMBBL [Member] | Proved Reserves [Member] | Argentina [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance		42.5				42.5	[1]	33.9				33.9	[1]	28.4
Beginning Balance		17.7						16.2						15.3
Revisions of previous estimates		(4.9)	[4]					0.2	[5]					(0.9)	[6]
Extension and discoveries		11.7	[7]					11	[8]					9.6	[9]
Purchases of onsite proved reserves		(0.5)	[2]					0.4	[11]					(0.3)	[12]
Production for the year		(2.7)	[13]					(2.9)	[17]					(2.9)	[13]
Ending Balance		15.2						17.7						16.2
Ending Balance						46.1	[1]	42.5				42.5	[1]	33.9				33.9	[1]
Consumption Plus Natural Gas Sales In MMBBL [Member] | Proved Reserves [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance														0.1
Beginning Balance | bbl						1.1						1.1	[1]
Revisions of previous estimates		1.7	[14]											0.5	[15]
Purchases of onsite proved reserves	[16]													0.4
Production for the year	[17]	0
Ending Balance | bbl						2.8	[1]					1.1						1.1	[1]
Consumption Plus Natural Gas Sales In MMBBL [Member] | Proved Reserves [Member] | Parent Company [Member] | Mexico [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | bbl						1.1						1.1
Revisions of previous estimates								0
Production for the year								0
Ending Balance | bbl												1.1						1.1

[1]	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations that appear in this note may not sum due to rounding.
[2]	It refers to crude oil, condensate, and LNG.
[3]	It refers to Crude oil, condensate, and LPG.
[4]	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (-8.2 MMbbl) are mainly related to: (a) in connection with the developed reserve: (i) results of well tests for Aguada Federal (-0.54 MMbbl); (ii) Bajada del Palo Este (-0.71 MMbbl); (iii) Bajada del Palo Oeste (-0.43 MMbbl); (iv) Bajada del Palo Oeste (Farmout Agreement II) (-1.26 MMbbl) especially in wells targeting the organic horizon; (v) CAN(-0.31 MMbbl) and the negative revision due to the retroactive adjustment of LPG plant in Entre Lomas Río Negro (-0.88 MMbbl); (vi) positive results in Bajada del Palo Este (+0.38 MMbbl); Bajada del Palo Oeste (+0.33 MMbbl); Bajada del Palo Oeste (Farmout Agreement II) (+0.77 MMbbl); (vii) combined effect of other fields (-0.06 MMbbl); and (viii) due to price changes (-0.4 MMbbl) effect. (b) in connection with the undeveloped reserve: (i) They are related to the adjustment of the typical well in Aguada Federal due to the latest well results reducing (-5.82 MMbbl); (ii) the potential combined effect of other fields and rounding (+0.73 MMbbl), which includes the revision of reserves associated with the extension of the economic life of proved developed reserves in conventional Bajada del Palo Oeste, Bajada del Oeste, Bajada del Oeste (Farmout Agreement I), and Bajada del Oeste UTE II (Farmout Agreement II). The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (-27.8 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) they are associated with the lower performance and adjustment of the gas/oil ratio (“GOR”) in the wells of Aguada Federal (-4.3 Bcf), Bajada del Palo Este (-2.62 Bcf), Bajada del Palo Oeste (-4.51 Bcf), Bajada del Palo Oeste NOC (-3.61 Bcf), Bajada del Palo Oeste (Farmout Agreement I) (-3.28 Bcf), and Bajada del Palo Oeste (Farmout Agreement II) (-1.44 Bcf); (ii) for price changes, the variation was (-0.41 Bcf); and (iii) the rest due to the effect of other fields (-1.75 Bcf). (b) in connection with the undeveloped reserve: (i) they are related to the update of the typical well in Aguada Federal due to the latest well results reducing (-6.58 Bcf); (ii) the potential combined effect of other fields and rounding (+0.70 Bcf), which includes the revision of reserves associated with the extension of the economic life of proved developed reserves in conventional Bajada del Palo Oeste, Bajada del Oeste, Bajada del Oeste (Farmout Agreement I), and Bajada del Oeste (Farmout Agreement II).
[5]	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+9.1MMbbl) are mainly related to: (a) in connection with the developed reserve: (i) the enhanced performance of the 32 (thirty two) production wells targeting Vaca Muerta unconventional in Bajada del Palo Oeste concession (+4.78 MMbbl); (ii) the 28 (twenty eight) wells drilled in 2022 targeting Vaca Muerta unconventional reservoir in Bajada del Palo Oeste concession, which comprises the farmout I agreement mentioned in Note 29.2.1. (+2.54 MMbbl); (iii) a combined negative effect from other plots of land (-0.62 MMbbl); (iv) a price revision for (+0.75 MMbbl). (b) in connection with the undeveloped reserve: (i) the unconventional Bajada del Palo Oeste concession were revised up, due to a lateral length adjustment, which had no effect on the type well (+0.87 MMbbl); (ii) the Entre Lomas Rio Negro concession were also revised up due to the addition of a well in Charco Bayo oilfield targeting Tordillo and Punta Rosada formations (+0.31 MMbbl); (iii) an upward revision was also made in the development plan of Jagüel de los Machos block due to the addition of 2 (two) wells and 2 (two) workovers (+0.12 MMbbl); (iv) minor changes in the activity of 25 de Mayo-Medanito block (+0.05 MMbbl); (v) in Bajada del Palo Oeste concession, a downward revision was made related to the removal of two wells targeting Lotena conventional formation (-0.28 MMbbl); and (vi) a price revision for (+0.58 MMbbl). The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (+0.9 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) the enhanced performance GOR adjustment based on the latest trial results of the 32 (thirty two) unconventional production wells in Bajada del Palo Oeste concession (+4.83 Bcf); (ii) reduced performance of conventional wells in Bajada del Palo Oeste concession (-2.52 Bcf); (iii) a minor performance in Natural gas wells in Charco Bayo and Piedras Blancas in ELo Río Negro concession (-4.81 Bcf); (iv) a practically null combined effect in the remainder plots of land (-0.38 Bcf); and (v) a price revisions for (+2.54 Bcf). (b) in connection with the undeveloped reserve: (i) the unconventional Bajada del Palo Oeste concession were revised up, due to a lateral length adjustment, which had no effect on the type well (+1.00 Bcf); (ii) the Elo Río Negro concession were also revised up due to the addition of a well in Charco Bayo oilfield targeting Tordillo and Punta Rosada formations (+1.34 Bcf); (iii) an upward revision was also made in the development plan of Jagüel de los Machos block due to the addition of 2 (two) wells and 2 (two) workovers (+0.13 Bcf); (iv) minor changes in the activity of 25 de Mayo-Medanito block (+0.02 Bcf); (v) in Bajada del Palo Oeste concession, a downward revision was made related to the removal of two wells targeting Lotena conventional formation (-2.21 Bcf); and (vi) a price revisions for (+0.96 Bcf).
[6]	The changes due to revisions of prior estimates of total proved Crude oil reserves (+3.8 MMbbl) are mainly related to: (i) an extension of the economic cap applicable to the different concessions (+3.3 MMbbl) due to increased prices of liquid hydrocarbon (from USD 41.97 per barrel to USD 54.99 per barrel of condensate and C5+, and from USD 19.16 per barrel to USD 26.87 per barrel of LPG); (ii) an enhanced performance of Bajada del Palo Oeste unconventional wells (+2.6 MMbbl); partly offset by: (iii) a lower performance of the base production of Bajada del Palo Oeste (-0.6 MMbbl), 25 de Mayo-Medanito (-0.6 MMbbl), ELo Río Negro (-0.5 MMbbl) and Coirón Amargo Norte (-0.4 MMbbl) conventional wells. The changes due to revisions of prior estimates of proved Natural gas reserves (-5.4 Bcf) are mainly related to: (i) the revision of the type curve of proved undeveloped reserves in Lotena formation (-4.9 Bcf) after profit (loss) from drilling wells in 2021; (ii) a lower performance of Borde Montuoso conventional wells in Bajada del Palo Oeste (-4.0 Bcf); of Charco Bayo Natural gas wells in ELo Río Negro concession (-2.3 Bcf); (iii) a lower performance of the new dry Natural gas well drilled in 2021 in Bajada del Palo Oeste concession (-1.8 Bcf); (iv) a change in the development plan in Natural gas reservoirs in conventional fields (-1.1 Bcf); partly offset by: (v) an enhanced performance of Bajada del Palo Oeste unconventional wells (+2.9 Bcf); and (vi) an extension of the economic cap applicable to the different concessions (+5.8 Bcf) due to higher commercial Natural gas prices (from USD 2.81 per cubic feet to USD 3.92 per cubic feet).
[7]	The changes in the proved developed and undeveloped reserves due to the extension and discovery of Crude oil (+86.5 MMbbl) and Natural gas (+65.5 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) the drilling success in Vaca Muerta formation of Bajada del Oeste with a pad (3 wells) adding (+3.18 MMbbl and +3.19 Bcf); (ii) a pad (4 wells) in Bajada del Palo Oeste (Farmout Agreement II), incorporating (+2.7 MMbbl and +2.45 Bcf); (iii) a pad (4 wells) in Aguada Federal adding (+1.16 MMbbl and +1.44 Bcf), another pad (2 wells) in Águila Mora, adding (+1.51 MMbbl and +1.15 Bcf); and (iv) two wells in Bajada del Palo Este totaling (+3.10 MMbbl and +0.8 Bcf). Also, there is a neutral effect from the conversion of proved undeveloped reserves to proved developed reserves generated by: (i) the drilling success in Vaca Muerta formation of 2 pads (8 wells) in Bajada del Palo Oeste adding (+7.84 MMbbl and +7.90 Bcf); (ii) the addition of 2 pads (8 wells) in Bajada del Palo Oeste (Farmout Agreement II), incorporating (+6.94 MMbbl and +6.99 Bcf); as well as (iii) the drilling in a well in Entre Lomas Río Negro adding (+0.22 MMbbl and +2.06 Bcf). (b) in connection with the undeveloped reserve enable by the activity of drilling in Vaca Muerta formation of: (i) 4 pads (15 wells) in Aguada Federal adding (+9.09 MMbbl and +9.09 Bcf), 11 pads (24 wells) in Bajada del Palo Este totaling (+28.91 MMbbl and +12.05 Bcf), 9 pads (33 wells) in Bajada del Palo Oeste, totaling (+36.85 MMbbl and +35.33 Bcf).
[8]	The changes in the proved developed and undeveloped reserves due to the extension and discovery of Crude oil (+65.4 MMbbl) and Natural gas (+62.0 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) the drilling of 16 (sixteen) wells (4 pads) targeting Vaca Muerta formation in Bajada del Palo Oeste concession (+13.44 MMbbl, and +12.30 Bcf): (ii) the drilling of 12 (twelve) wells targeting Vaca Muerta formation in Aguada Federal concession (+7.73 MMbbl, and +8.36 Bcf); (iii) the drilling of 2 (two) wells (1 pad) in Bajada del Palo Este targeting Vaca Muerta (+2.75 MMbbl, and +0.89 Bcf). (b) in connection with the undeveloped reserve: (i) the drilling of 13 (thirteen) wells (4 pads) targeting Vaca Muerta formation in Bajada del Palo Oeste concession (+14.08 MMbbl, +13.91 Bcf); (ii) the drilling of 2 (two) wells (1 pad) in Bajada del Palo Este (+2.71 MMbbl, and +1.39 Bcf); and (iii) the drilling of 28 (twenty-eight) wells (13 pads) in Aguada Federal (+24.69 MMbbl, and +25.15 Bcf).
[9]	The changes in total proved reserves due to the extension and discovery of Crude oil (+53.5 MMbbl) and Natural gas (+53.7 Bcf) are mainly related to: (i) the extension of proved undeveloped acreage thanks to the addition of 11 (eleven) pads (44 wells) classified as proved undeveloped due to the successful drilling in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession (+46.2 MMbbl, +46.5 Bcf); and (ii) the extension of proved developed acreage related to the drilling of 2 (two) unproved pads (8 (eight) wells (related to PAD 35 and PAD 44) in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession under the farmout agreement I with Trafigura (+7.3 MMbbl, +7.2 Bcf).
[10]	The changes in the purchase of crude oil (-5.4 MMbbl) and Natural gas (-2.6 Bcf) are mainly related to the agreement signed with Aconcagua mentioned in Note 1.2.1.
[11]	The changes in the purchase of Crude oil (+2.00 MMbbl) and Natural gas (+2.00 Bcf) reserves are mainly related to the farmout II agreement signed with Trafigura mentioned in Note 29.2.1.2. As of December 31, 2021, 4 (four) wells were proved undeveloped and the 4 (four) wells were unproved. As of December 31, 2022, the 8 (eight) wells are undeveloped proved.
[12]	The changes due to purchases/sales of Crude oil (-2.2 MMbbl) and Natural gas (-1.9 Bcf) reserves are related to: (i) the sale of the interest (10%) in CASO (-1.4 MMbbl , -1.0 Bcf); (ii) the farmout agreement I mentioned in Note 29.3.2.1 related to PAD 12 (4 wells) in Vaca Muerta unconventional formation in Bajada del Palo Oeste concession (-0.9 MMbbl, -0.9 Bcf ); partly offset by (iii) the acquisition of the 50% interest in Aguada Federal concession (+0.1 MMbbl).
[13]	Considering Vista Argentina’s output.
[14]	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+4.6 MMbbl) are mainly related to: (a) in connection with the developed reserve: (i) due to the extension of (+0.2 MMbbl) from the successful drilling of two new Vernet-1051 and 1052 blocks; and (ii) the rounding effect (-0.1 MMbbl). (b) in connection with the undeveloped reserve: (i) (+0.5 MMbbl) due to the latest drilling and discovery campaigns in Amate and Encajonado formations; (ii) an increase of (+3.1 MMbbl) because cash-paid royalties for reserves and production volumes are not discounted; and (iii) an increase due to the extension of acreage from the drilling campaign in the same blocks with Vernet-1053 and 1054 wells, resulting in an increase of (+0.9 MMbbl). The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (10.0 Bcf) are mainly related to: (a) in connection with the developed reserve: (i) The lower performance and price decrease (-0.4 Bcf); and (ii) due to the extension of (+3.3 Bcf) from the successful drilling of two new Vernet-1051 and 1052 blocks. (b) in connection with the undeveloped reserve: (i) an increase of (+6.4 Bcf) because cash-paid royalties for reserves and production volumes are not discounted; and (ii) an increase due to the extension of acreage from the drilling campaign in the same blocks with Vernet-1053 and 1054 wells, resulting in an increase of (+0.7 Bcf). In addition, there is a neutral effect from the conversion of proved undeveloped reserves to proved developed reserves generated by: (i) the successful drilling campaign of Vernet-1001, 1002, 1004, 1005, and 1006 (+1.65 MMbbl and +1.67 Bcf).
[15]	The revisions of proved developed Crude oil, condensate and Natural gas reserves are related to the development plan approved by the CNH, as well as the drilling and completion of Vernet-1001 wells.
[16]	The changes due to purchases/sales of Crude oil (+1.7 MMbbl) and Natural gas (+2.4 bcf) are mainly related to the transfer of assets in Mexico, whereby Company increased its equity to 100% in CS-01 area (see Note 29.3.11).
[17]	Considering Vista Holding II’s output.
[18]	Natural gas internal consumption stood at 11.1% as of December 31, 2022.
[19]	Natural gas internal consumption stood at 15.6% as of December 31, 2023.
[20]	Natural gas consumption stood at 12.9% as of December 31, 2021.